Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025		Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 670,488	$ 459,174		$ 34,085
Prepaid expenses and other current assets	310,964	159,985		11,454
Total Current Assets	981,452	619,159		45,539
Non-Current Assets:
Deferred equity issuance costs				193,876
Total Assets	981,452	619,159		239,415
Current Liabilities:
Accounts payable - trade	1,674,005	1,512,090		1,361,081
Accrued expenses	810,589	596,465		1,049,910
Financing liability	162,208
Accrued interest				134,875
Convertible notes payable, net of debt issuance costs and discounts				1,248,708
Derivative liability arising from convertible notes payable				544,957
Total Current Liabilities	2,646,802	2,108,555		4,339,531
Total Liabilities	2,646,802	2,108,555		4,339,531
Commitments and contingencies (Note 12)
Stockholders’ Deficit:
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2026 and December 31, 2025
Common stock, $0.0001 par value; 50,000,000 shares authorized; 9,053,279 and 8,655,829 shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively	905	866	[1]	325	[1]
Additional paid-in capital	9,976,954	7,801,539		23,791
Accumulated deficit	(11,643,209)	(9,291,801)		(4,124,232)
Total Stockholders’ Deficit	(1,665,350)	(1,489,396)		(4,100,116)
Total Liabilities and Stockholders’ Deficit	$ 981,452	$ 619,159		$ 239,415

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger (see Note 3).